Provisions_Changes in asset retirement obligation (Details) - KRW (₩) ₩ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of changes in provision for decommissioning restoration and rehabilitation costs [Abstract]
Beginning balance	₩ 61,872	₩ 58,076
Changes in provision for decommissioning restoration and rehabilitation costs [Abstract]
Provisions provided	1,083	654
Provisions used	(295)	(416)
Reversal of provisions unused	(993)	(727)
Amortization	259	203
Increase in restoration costs and others	5,532	4,163
Ending balance	₩ 67,458	₩ 61,953
Description of nature of obligation, other provisions	The amount of the asset retirement obligation is the present value of the best estimate of future expected recovery cost arising from leased premises as of June 30, 2018, discounted by appropriate discount rate.
Description of expected timing of outflows, other provisions	The expenditure of the recovery cost is expected to occur by the end of each premise’s lease period, and the Group has used average lease period of each category of leases terminated during the past years in order to rationally estimate the lease period.
Description of major assumptions made concerning future events, other provisions	In addition, the Group used average amount of actual recovery cost for the past 3 years and the average inflation rate for last year in order to estimate future recovery cost.